INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
17.	INCOME TAXES

The Company and certain subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the Philippines and other jurisdictions, respectively, during the years ended December 31, 2014, 2013 and 2012. The Company’s subsidiary incorporated in the United States of America and dissolved in June 2013, is subject to income tax in the United States of America up to the date of dissolution in 2013 and during the year ended December 31, 2012.

Pursuant to the approval notices issued by the Macau Government dated June 7, 2007, Melco Crown Macau has been exempted from Macau Complementary Tax on profits generated by gaming operations for five years commencing from 2007 to 2011 and will continue to benefit from this exemption for another five years from 2012 to 2016 pursuant to the approval notices issued by the Macau Government in April 2011.

The Macau Government has granted to subsidiaries of the Company, Altira Hotel Limited (“Altira Hotel”), in 2007, and Melco Crown (COD) Hotels Limited (“Melco Crown (COD) Hotels”), in 2011 and 2013, the declaration of utility purposes benefit in respect of Altira Macau, Hard Rock Hotel, Crown Towers hotel and Grand Hyatt Macau hotel, pursuant to which they are entitled to a property tax holiday, for a period of 12 years, on any immovable property that they own or have been granted. Under such declaration of utility purposes benefit, they will also be allowed to double the maximum rates applicable regarding depreciation and reintegration for the purposes of assessing the Macau Complementary Tax. The Macau Government has also granted to Altira Hotel and Melco Crown (COD) Hotels a declaration of utility purposes benefit on specific vehicles purchased, pursuant to which they were entitled to a vehicle tax holiday, provided that there is no change in use or disposal of those vehicles within 5 years from the date of purchase. The grant of further vehicle tax holiday is subject to the satisfaction by the Group of certain criteria determined by the Macau Government.

The provision for income tax consisted of:

	Year Ended December 31,
	2014	2013	2012
Income tax provision for current year:
Macau Complementary Tax	$2,761	$41	$203
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	5,590	—
Hong Kong Profits Tax	1,171	654	513
Income tax in other jurisdictions	622	99	238

Sub-total	7,349	6,384	954

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(57)	(417)	(171)
Hong Kong Profits Tax	124	(2)	32
Income tax in other jurisdictions	91	8	1

Sub-total	158	(411)	(138)

Deferred tax (credit) charge:
Macau Complementary Tax	(3,917)	(3,543)	(3,676)
Hong Kong Profits Tax	(22)	12	(81)
Income tax in other jurisdictions	(532)	(1)	(2)

Sub-total	(4,471)	(3,532)	(3,759)

Total income tax expense (credit)	$3,036	$2,441	$(2,943)

A reconciliation of the income tax expense (credit) to income before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2014	2013	2012
Income before income tax	$530,422	$580,454	$395,729
Macau Complementary Tax rate	12%	12%	12%
Income tax expense at Macau Complementary Tax rate	63,651	69,654	47,487
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	5,590	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	(25,416)	(9,642)	(556)
Under (over) provision in prior years	158	(411)	(138)
Effect of income for which no income tax expense is payable	(2,272)	(395)	(714)
Effect of expenses for which no income tax benefit is receivable	12,441	26,557	17,317
Effect of profits generated by gaming operations exempted from Macau Complementary Tax	(109,189)	(125,702)	(88,491)
Change in valuation allowance	60,868	36,790	22,152

	$3,036	$2,441	$(2,943)

Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2014, 2013 and 2012, if applicable. Income tax in other jurisdictions for the years ended December 31, 2014, 2013 and 2012 were provided mainly for the profits of the representative offices and branches set up by a subsidiary of the Company in the region where they operate. For the year ended December 31, 2014, the provision for current income tax of one of the Company’s subsidiaries in the Philippines has been provided at 30% on the estimated taxable income and offset with a benefit from deferred income tax recognized up to the amount of income tax provided. No provisions for income tax for other subsidiaries of the Company in the Philippines for the years ended December 31, 2014, 2013 and 2012 and in the United States of America for the years ended December 31, 2013 and 2012 were provided as the subsidiaries incurred tax losses.

Melco Crown Macau was granted a tax holiday from Macau Complementary Tax for 5 years on gaming profits by the Macau Government in 2007. In April 2011, this tax holiday for Melco Crown Macau was extended for an additional 5 years through 2016. During the years ended December 31, 2014, 2013 and 2012, Melco Crown Macau reported net income and had the Group been required to pay such taxes, the Group’s consolidated net income attributable to Melco Crown Entertainment Limited for the years ended December 31, 2014, 2013 and 2012 would have been decreased by $109,189, $125,702 and $88,491, respectively. The basic and diluted net income attributable to Melco Crown Entertainment Limited per share would have reported reduced income of $0.066 and $0.066 per share for the year ended December 31, 2014, $0.076 and $0.076 per share for the year ended December 31, 2013 and $0.054 and $0.053 per share for the year ended December 31, 2012, respectively. Melco Crown Macau’s non-gaming profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

In 2013, Melco Crown Macau made an application to the Macau Government for a tax concession arrangement for its shareholders. Pursuant to the proposed terms issued by the Macau Government in December 2013 which was accepted by Melco Crown Macau in January 2014, an annual lump sum amount of MOP22,400,000 (equivalent to $2,795) is payable by Melco Crown Macau to the Macau Government, effective retroactively from 2012 through 2016, coinciding with the 5-year extension of the tax holiday as mentioned above, as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Crown Macau on dividend distributions from gaming profits. Such annual lump sum tax payments are required regardless of whether dividends are actually distributed or whether Melco Crown Macau has distributable profits in the relevant year. The income tax provision for the year 2013 included the annual lump sum dividend withholding tax payments accrued for the years 2013 and 2012.

The effective tax rates for the years ended December 31, 2014, 2013 and 2012 were 0.6%, 0.4% and negative rate of 0.7%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of profits generated by gaming operations exempted from Macau Complementary Tax, the effect of change in valuation allowance, the effect of different tax rates of subsidiaries operating in other jurisdictions and the effect of expenses for which no income tax benefit is receivable for the years ended December 31, 2014, 2013 and 2012.

The net deferred tax liabilities as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
Deferred tax assets
Net operating loss carried forwards	$94,280	$66,744
Depreciation and amortization	13,377	11,100
Deferred deductible expenses	4,402	3,861
Deferred rents	12,896	5,001
Others	9,527	1,997

Sub-total	134,482	88,703

Valuation allowance
Current	(18,626)	(19,415)
Long-term	(109,301)	(69,195)

Sub-total	(127,927)	(88,610)

Total deferred tax assets	6,555	93

Deferred tax liabilities
Land use rights	(55,683)	(60,090)
Intangible assets	(505)	(505)
Unrealized capital allowance	(2,821)	(2,211)
Others	(5,848)	—

Total deferred tax liabilities	(64,857)	(62,806)

Deferred tax liabilities, net	$(58,302)	$(62,713)

As of December 31, 2014 and 2013, valuation allowance of $127,927 and $88,610 were provided, respectively, as management believes that it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2014, adjusted operating tax loss carry forwards, amounting to $153,845, $177,728 and $245,405 will expire in 2015, 2016 and 2017, respectively. Adjusted operating tax loss carried forwards of $159,715 has expired during the year ended December 31, 2014.

Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of the Company’s foreign subsidiaries are available for distribution to the Company of approximately $11,447 and $18,175 as at December 31, 2014 and 2013, respectively, are considered to be indefinitely reinvested and the amounts as of December 31, 2014 and 2013 exclude the undistributed earnings of Melco Crown Macau. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $1,717 and $2,725 as at December 31, 2014 and 2013, respectively.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2014, 2013 and 2012 and there is no material unrecognized tax benefit which would favourably affect the effective income tax rate in future periods. As of December 31, 2014 and 2013, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau, the United States of America and the Philippines are 6 years, 5 years, 3 years and 3 years, respectively.